Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance provides amendments related to the rate reconciliation and income taxes paid disclosures that improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. Other amendments with this guidance improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income or loss and income tax expense or benefit to be consistent with U.S. Securities and Exchange Commission Regulation S-X 210.4-08(h), Rules of General Application – General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. The guidance is effective for fiscal years beginning after December 15, 2024 with early adoption permitted. We adopted this guidance effective January 1, 2025 on a retrospective basis. The adoption of this guidance did not have a material impact on our consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued Accounting Standards Update 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment will impact various disclosure areas, including the statement of cash flows, accounting changes and error corrections, earnings per share, debt, equity, derivatives, and transfers of financial assets. The amendments in this guidance will only become effective if the SEC removes the related disclosures requirements from Regulation S-X or Regulation S-K by June 30, 2027. Early adoption is prohibited. We are currently evaluating the impacts of the amendment on our consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This guidance provides amendments that require a public business entity to disclose certain disaggregated information about its expenses in the notes to its financial statements to help investors to (i) better understand the entity’s performance, (ii) better assess the entity’s prospects for future cash flows, and (iii) compare an entity’s performance over time and with that of other entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods with annual reporting periods beginning after December 15, 2027. Early adoption is permitted. We do not expect these amendments to have a material impact on our consolidated financial statements.

In May 2025, the FASB issued Accounting Standards Update 2025-03 (“ASU 2025-03”), “Business Combinations (Topic 805) and Consolidation (Topic 810) – Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity.” This guidance provides amendments that require an entity involved in an acquisition transaction effected primarily by exchanges of equity interests when the legal acquiree is a VIE that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. This amendment effectively replaces the current requirement that the primary beneficiary always is the acquirer with an assessment that requires an entity to consider factors to determine which entity is the accounting acquirer. The amendments in ASU 2025-03 are effective for all entities for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods and provides for adoption prospectively. Early adoption is permitted. We do not expect these amendments to have a material impact on our consolidated financial statements.

In May 2025, the FASB issued Accounting Standards Update 2025-04 (“ASU 2025-04”), “Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) – Clarifications to Share-Based Consideration Payable to a Customer.” The amendments in ASU 2025-04 reduce diversity in practice for accounting for share-based consideration payable to a customer and will prohibit revenue recognition from being delayed when an entity grants awards that are not expected to vest. The amendments in ASU 2025-04 are effective for annual reporting periods, including interim reporting periods within annual reporting periods, beginning after December 15, 2026. An entity may apply the amendments on a modified retrospective or a retrospective basis. Early adoption is permitted. We do not expect these amendments to have a material impact on our consolidated financial statements.

In July 2025, the FASB issued Accounting Standards Update 2025-05 (“ASU 2025-05”), “Financial Instruments – Credit Losses (Topic 326) – Measurement of Credit Losses for Accounts Receivable and Contract Assets.” The amendments contained in this guidance provide (i) all entities with a practical expedient and (ii) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. In developing reasonable and supportable forecasts as part of estimating expected credit losses, an entity may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments in ASU 2025-05 are effective for annual reporting periods beginning after December 31, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. We do not expect these amendments to have a material impact on our consolidated financial statements.

In September 2025, the FASB issued Accounting Standards Update 2025-06 (“ASU 2025-06”), “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40) – Targeted Improvements to the Accounting for Internal-Use Software.” The amendments in this guidance simplify the capitalization guidance for internal-use software costs by removing all references to prescriptive and sequential software development stages under Subtopic 350-40. This guidance is effective for annual reporting periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The guidance can be applied prospectively, retrospectively or under a modified transition approach. We are currently evaluating the impacts of the amendments on our consolidated financial statements.